Other intangible assets	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
Other intangible assets
Goodwill and intangible assets with indefinite useful lives at December 31, 2019 and 2018 are summarized below:

	Goodwill
	Gross amount	Accumulated impairment losses	Total Goodwill	Brands	Total Goodwill and intangible assets with indefinite useful lives
	(€ million)
At January 1, 2018	€10,850	€(454)	€10,396	€2,994	€13,390
Transfers to Assets held for sale	(96)	33	(63)	—	(63)
Translation differences and Other	500	1	501	142	643
At December 31, 2018	11,254	(420)	10,834	3,136	13,970
Additions	34	—	34	—	34
Transfers to Assets held for sale	(11)	—	(11)	—	(11)
Translation differences and Other	162	46	208	56	264
At December 31, 2019	€11,439	€(374)	€11,065	€3,192	€14,257

Translation differences in 2019 and 2018 primarily related to foreign currency transaction of U.S. Dollar to the Euro.
Brands
Brands, composed of the Chrysler, Jeep, Dodge, Ram and Mopar brands, resulted from the acquisition of FCA US and are allocated to the North America segment. These rights are protected legally through registration with government agencies and through their continuous use in commerce. As these rights have no legal, contractual, competitive or economic term that limits their useful lives, they are classified as intangible assets with indefinite useful lives and are therefore not amortized but are instead tested annually for impairment.
For the purpose of impairment testing, the carrying value of Brands is tested jointly with the goodwill allocated to the North America segment.
Goodwill
At December 31, 2019, Goodwill included €11,008 million from the acquisition of FCA US (€10,801 million at December 31, 2018) and €34 million from the acquisition of Vari-Form (refer to Note 3, Scope of consolidation). At December 31, 2018, €63 million of goodwill was classified within Assets held for sale as a result of Magneti Marelli meeting the held for sale criteria (refer to Note 3, Scope of consolidation).
There were no impairment charges recognized in respect of Goodwill and intangible assets with indefinite lives during the years ended December 31, 2019, 2018 and 2017. Refer to Note 2, Basis of preparation - Use of estimates for discussion of the assumptions and judgments relating to goodwill impairment testing.
The following table summarizes the allocation of Goodwill between FCA's reportable segments:

	At December 31,
	2019	2018
	(€ million)
North America	€9,059	€8,855
APAC	1,174	1,152
LATAM	563	552
EMEA	269	264
Other activities	—	11
Total Goodwill	€11,065	€10,834

10.	Other intangible assets

	Capitalized development expenditures	Patents, concessions, licenses and credits	Other intangible assets	Total
	(€ million)
Gross carrying amount at January 1, 2018	€19,899	€3,583	€804	€24,286
Additions	2,235	639	93	2,967
Divestitures	(568)	(224)	(89)	(881)
Transfer to Assets held for sale	(1,553)	(132)	(131)	(1,816)
Translation differences and other changes	215	133	(41)	307
At December 31, 2018	20,228	3,999	636	24,863
Additions	2,889	600	67	3,556
Divestitures	(338)	(127)	(82)	(547)
Transfer to Assets held for sale	—	(3)	(16)	(19)
Translation differences and other changes	147	103	(5)	245
At December 31, 2019	22,926	4,572	600	28,098
Accumulated amortization and impairment losses at January 1, 2018	10,202	2,029	513	12,744
Amortization	1,543	379	50	1,972
Impairment losses and asset write-offs	153	—	—	153
Divestitures	(553)	(30)	(89)	(672)
Transfer to Assets held for sale	(973)	(98)	(91)	(1,162)
Translation differences and other changes	31	82	(34)	79
At December 31, 2018	10,403	2,362	349	13,114
Amortization	1,358	426	48	1,832
Impairment losses and asset write-offs	949	—	4	953
Divestitures	(337)	(2)	(8)	(347)
Transfer to Assets held for sale	—	(3)	(13)	(16)
Translation differences and other changes	46	72	(3)	115
At December 31, 2019	12,419	2,855	377	15,651
Carrying amount at December 31, 2018	€9,825	€1,637	€287	€11,749
Carrying amount at December 31, 2019	€10,507	€1,717	€223	€12,447

Capitalized development expenditures include both internal and external costs that are directly attributable to the internal product development process, primarily consisting of material costs and personnel related expenses relating to engineering, design and development focused on content enhancement of existing vehicles, new models and powertrain programs.
In 2019, €953 million of impairment losses and asset write-offs were recognized, including a total of €813 million of impairment losses and asset write-offs resulting from rationalization of product portfolio plans, primarily for Europe in the A-segment as well as for Alfa Romeo resulted in the recognition of asset impairment charges for certain platforms. In 2018, a total of €153 million impairment losses and asset write-offs were recognized. Refer to Note 2, Basis of Preparation - Use of estimates - Recoverability of non-current assets with definite useful lives for additional detail regarding the assumptions and judgments used when testing these assets for impairment.
Translation differences primarily related to foreign currency translation of the U.S. Dollar to the Euro.
Amortization of capitalized development expenditures is recognized within Research and development costs within the Consolidated Income Statement, as described in Note 5, Research and development costs. Amortization of Patents, concessions, licenses and credits and Other intangibles are recognized within Cost of revenues and Selling, general and other costs.
At December 31, 2019 and 2018, the Group had contractual commitments for the purchase of intangible assets amounting to €1,419 million (refer to Note 25, Guarantees granted, commitments and contingent liabilities for further information on the Group's contractual commitments for the purchase of regulatory emission credits) and €215 million, respectively.